Share Based Payment (Details) $ / shares in Units, $ in Thousands																	1 Months Ended										12 Months Ended
	Aug. 15, 2023 $ / shares shares	May 30, 2023 $ / shares	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 15, 2022 $ / shares	Mar. 10, 2022 $ / shares	Jan. 25, 2022 $ / shares shares	Jan. 11, 2022 USD ($)	Jan. 10, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 15, 2021 $ / shares	Dec. 13, 2021 shares	Dec. 09, 2021 USD ($) $ / shares shares	Oct. 31, 2021 $ / shares	Oct. 01, 2021 $ / shares	Jun. 08, 2021 $ / shares	Dec. 16, 2018	Mar. 20, 2023 USD ($)	Oct. 31, 2022	Aug. 31, 2022 $ / shares	Jul. 31, 2022 $ / shares	Mar. 31, 2022 $ / shares shares	Oct. 31, 2021 shares	Sep. 30, 2021	Aug. 31, 2021 $ / shares	Jul. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jun. 22, 2023 $ / shares
Share Based Payment (Details) [Line Items]
Percentage of shares issued and outstanding													4.00%
Expiration date					10 years	10 years														10 years	10 years
Number of shares granted																											82,628	589,000
Number of shares reserved (in Shares) | shares																											1,151,130
Ordinary shares available for future grant (in Shares) | shares																											233,543
Exercise price per share (in Dollars per share) | $ / shares	$ 0.96			$ 1.67						$ 1.67
Stock option vest term																							3 years		7 months
Grant options value (in Dollars)																									$ 200,000
Additional warrant (in Shares) | shares												300,000									645,000
Total consideration (in Dollars)												$ 3
Exercise price per share (in Dollars per share) | $ / shares																														$ 0.0001
Expire term									5 years
Issuance costs (in Dollars)									$ 2,136
Share premium (in Dollars)																											$ 30,192	$ 26,405
Options which were exercised (in Shares) | shares											961,440
Options were expired shares (in Shares) | shares											20,130
Aggregate cash payment (in Dollars)							$ 96	$ 96
Additional expense (in Dollars)							$ 23	$ 23
Raise of additional percentage			30.00%
Aggregate amount of options (in Shares) | shares																						961,440
Vested period	3 years
Cost of capital percentage																												30.00%
Share based compensation amount (in Dollars)									$ 557																			$ 370	$ 557
Share based payment liability to equity (in Dollars)																											$ 161
Remaining bonus amount (in Dollars)																												$ 209
Directors [Member]
Share Based Payment (Details) [Line Items]
Number of shares granted				6,000	72,000	72,000				6,000			72,000											9,000
Exercise price per share (in Dollars per share) | $ / shares	$ 0.96				$ 1.43	$ 1.43							$ 3.51											$ 5.33
Aggregate amount of options (in Shares) | shares	60,000
CFO [Member]
Share Based Payment (Details) [Line Items]
Number of shares granted																									21,000
Exercise price per share (in Dollars per share) | $ / shares																									$ 0.03
Chairman of the Board [Member]
Share Based Payment (Details) [Line Items]
Number of shares granted														192,000
Exercise price per share (in Dollars per share) | $ / shares														$ 3.51
Chief Medical Officer [Member]
Share Based Payment (Details) [Line Items]
Number of shares granted													108,000
Exercise price per share (in Dollars per share) | $ / shares													$ 3.51
Stock option vest term													3 years
Three Director [Member]
Share Based Payment (Details) [Line Items]
Number of shares granted					216,000	216,000
Employees [Member]
Share Based Payment (Details) [Line Items]
Number of shares granted	9,000																		120,000		36,000
Exercise price per share (in Dollars per share) | $ / shares						$ 2.18													$ 1.99		$ 3.97
Stock option vest term						3 years													1 year
Aggregate shares (in Shares) | shares						192,000
Consultant [Member]
Share Based Payment (Details) [Line Items]
Number of shares granted			13,628																	20,000	5,000
Exercise price per share (in Dollars per share) | $ / shares																				$ 2.18	$ 2.18
Stock option vest term																				3 years
Shares issued (in Shares) | shares																												85,449
Fair value amount (in Dollars)			$ 22,500														$ 22,500											$ 119
Initial Public Offering [Member]
Share Based Payment (Details) [Line Items]
Number of shares granted													10,500
Exercise price per share (in Dollars per share) | $ / shares													$ 1.67
Shares issued (in Shares) | shares									2,000,000																				2,000,000
Options Granted to Service Providers [Member]
Share Based Payment (Details) [Line Items]
Number of shares granted																										15,000
Exercise price per share (in Dollars per share) | $ / shares			$ 1.82																							$ 1.67
Bottom of range [member]
Share Based Payment (Details) [Line Items]
Expiration date																											3 years
Stock option vest term																					1 year
Bonus for certain employees (in Shares) | shares			60,000
Cost of capital percentage																											40.00%
Maximum [Member]
Share Based Payment (Details) [Line Items]
Expiration date																											10 years
Stock option vest term																					3 years
Bonus for certain employees (in Shares) | shares			100,000
Cost of capital percentage																											60.00%
Directors [Member]
Share Based Payment (Details) [Line Items]
Number of shares granted													22,500
Third Party [Member]
Share Based Payment (Details) [Line Items]
Issuance costs (in Dollars)												$ 217
Consultant [Member]
Share Based Payment (Details) [Line Items]
Number of shares granted							27,000	27,000
Restricted share units [member]
Share Based Payment (Details) [Line Items]
Number of shares granted		160,000									108,000							35,980
Exercise price per share (in Dollars per share) | $ / shares		$ 1.53
Stock option vest term											3 years
Granted shares			320,479														320,479
Grants value (in Dollars)			$ 161
Restricted share units [member] | Consultant [Member]
Share Based Payment (Details) [Line Items]
Received shares (in Shares) | shares																												44,000
Warrant [Member]
Share Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares												$ 6
Expire term												5 years
Issuance costs (in Dollars)												$ 259
Share premium (in Dollars)												422
Underwriters Warrants [Member]
Share Based Payment (Details) [Line Items]
Exercise price per share (in Dollars per share) | $ / shares															$ 7.5
Expire term															5 years
Issuance costs (in Dollars)												82
Share premium (in Dollars)												$ 135
Shares issued (in Shares) | shares												100,000
Underwriters Warrants [Member] | Third Party [Member]
Share Based Payment (Details) [Line Items]
Issuance costs (in Dollars)												$ 681
2018 Plan [Member]
Share Based Payment (Details) [Line Items]
Percentage of shares issued and outstanding																4.00%
Expiration date																											10 years
Number of shares granted													900,000